Summary of Liquid Assets by Type and Currency (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 619,106	$ 601,604
Securities received as collateral from securities financing and derivative transactions	288,981	272,051
Total liquid assets	$ 908,087	$ 873,655
% of total	100.00%	100.00%
Encumbered liquid assets	$ 311,991	$ 293,999
Unencumbered liquid assets	596,096	579,656
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	169,520	173,895
Securities received as collateral from securities financing and derivative transactions	132,840	124,999
Total liquid assets	$ 302,360	$ 298,894
% of total	33.00%	34.00%
Encumbered liquid assets	$ 130,554	$ 134,152
Unencumbered liquid assets	171,806	164,742
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	74,893	70,271
Total liquid assets	$ 74,893	$ 70,271
% of total	8.00%	8.00%
Encumbered liquid assets	$ 577	$ 798
Unencumbered liquid assets	74,316	69,473
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	15,106	26,176
Securities received as collateral from securities financing and derivative transactions	97,755	92,825
Total liquid assets	$ 112,861	$ 119,001
% of total	12.00%	14.00%
Encumbered liquid assets	$ 80,412	$ 83,456
Unencumbered liquid assets	32,449	35,545
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	22,976	23,615
Securities received as collateral from securities financing and derivative transactions	2	2
Total liquid assets	$ 22,978	$ 23,617
% of total	3.00%	3.00%
Encumbered liquid assets	$ 1,138	$ 1,104
Unencumbered liquid assets	21,840	22,513
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	30,877	30,213
Securities received as collateral from securities financing and derivative transactions	26,244	24,808
Total liquid assets	$ 57,121	$ 55,021
% of total	6.00%	6.00%
Encumbered liquid assets	$ 37,427	$ 37,142
Unencumbered liquid assets	19,694	17,879
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	9,773	9,062
Securities received as collateral from securities financing and derivative transactions	3,780	3,775
Total liquid assets	$ 13,553	$ 12,837
% of total	2.00%	1.00%
Encumbered liquid assets	$ 2,481	$ 2,542
Unencumbered liquid assets	11,072	10,295
Canadian Dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	15,895	14,558
Securities received as collateral from securities financing and derivative transactions	5,059	3,589
Total liquid assets	$ 20,954	$ 18,147
% of total	2.00%	2.00%
Encumbered liquid assets	$ 8,519	$ 9,110
Unencumbered liquid assets	12,435	9,037
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	449,586	427,709
Securities received as collateral from securities financing and derivative transactions	156,141	147,052
Total liquid assets	$ 605,727	$ 574,761
% of total	67.00%	66.00%
Encumbered liquid assets	$ 181,437	$ 159,847
Unencumbered liquid assets	424,290	414,914
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	86,205	84,956
Total liquid assets	$ 86,205	$ 84,956
% of total	10.00%	10.00%
Encumbered liquid assets	$ 1,490	$ 120
Unencumbered liquid assets	84,715	84,836
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	85,883	79,108
Securities received as collateral from securities financing and derivative transactions	3,288	3,143
Total liquid assets	$ 89,171	$ 82,251
% of total	10.00%	9.00%
Encumbered liquid assets	$ 9,710	$ 10,268
Unencumbered liquid assets	79,461	71,983
Other than Canadian dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	40,977	41,961
Securities received as collateral from securities financing and derivative transactions	31,599	33,280
Total liquid assets	$ 72,576	$ 75,241
% of total	8.00%	9.00%
Encumbered liquid assets	$ 36,371	$ 38,077
Unencumbered liquid assets	36,205	37,164
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	97,815	83,386
Securities received as collateral from securities financing and derivative transactions	49,514	44,924
Total liquid assets	$ 147,329	$ 128,310
% of total	16.00%	15.00%
Encumbered liquid assets	$ 49,433	$ 34,903
Unencumbered liquid assets	97,896	93,407
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	76,719	74,898
Securities received as collateral from securities financing and derivative transactions	5,247	5,082
Total liquid assets	$ 81,966	$ 79,980
% of total	9.00%	9.00%
Encumbered liquid assets	$ 18,009	$ 18,949
Unencumbered liquid assets	63,957	61,031
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	61,987	63,400
Securities received as collateral from securities financing and derivative transactions	66,493	60,623
Total liquid assets	$ 128,480	$ 124,023
% of total	14.00%	14.00%
Encumbered liquid assets	$ 66,424	$ 57,530
Unencumbered liquid assets	$ 62,056	$ 66,493